FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/11_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2011 (unaudited)

	Principal Amount*		Value
Foreign Government and Agency Securities 61.2%			
Argentina 9.0%			
Government of Argentina,			
[a,b]GDP Linked Securities, 0.00%, 12/15/35	219,745,000		$ 37,960,949
[c,d]senior bond, FRN, 0.467%, 8/03/12	140,605,000		34,223,257
			72,184,206
Bosnia & Herzegovina 0.8%			
[c]Government of Bosnia & Herzegovina, FRN, 2.063%, 12/11/17	10,984,280	DEM	6,627,893
Brazil 9.1%			
Nota Do Tesouro Nacional,			
10.00%, 1/01/12	14,450[e]	BRL	9,048,003
10.00%, 1/01/14	20,000[e]	BRL	12,026,342
[f]Index Linked, 6.00%, 5/15/15	22,055[e]	BRL	28,064,393
[f]Index Linked, 6.00%, 5/15/45	17,820[e]	BRL	24,061,267
			73,200,005
Colombia 0.8%			
Government of Colombia, senior bond, 11.75%, 2/25/20	4,255,000		6,567,380
Croatia 1.1%			
[g]Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000		8,504,734
El Salvador 0.3%			
[g]Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000		2,743,386
Fiji 1.5%			
Republic of Fiji, 6.875%, 9/13/11	12,360,000		12,336,751
Georgia 0.4%			
[g]Republic of Georgia, 144A, 6.875%, 4/12/21	3,050,000		3,162,469
Ghana 3.0%			
Government of Ghana,			
14.99%, 3/11/13	7,450,000	GHS	5,173,648
15.65%, 6/03/13	8,500,000	GHS	5,975,249
13.30%, 9/30/13	10,150,000	GHS	6,875,141
[h]Reg S, 8.50%, 10/04/17	5,300,000		5,950,734
			23,974,772
Hungary 0.4%			
Government of Hungary, senior note,			
3.50%, 7/18/16	190,000	EUR	252,464
4.375%, 7/04/17	560,000	EUR	752,646
5.75%, 6/11/18	1,255,000	EUR	1,800,976
3.875%, 2/24/20	535,000	EUR	666,087
			3,472,173
Indonesia 8.8%			
Government of Indonesia,			
FR26, 11.00%, 10/15/14	23,832,000,000	IDR	3,164,541
FR28, 10.00%, 7/15/17	18,800,000,000	IDR	2,530,346
FR31, 11.00%, 11/15/20	132,050,000,000	IDR	19,162,885
FR36, 11.50%, 9/15/19	40,000,000,000	IDR	5,876,256
FR40, 11.00%, 9/15/25	268,140,000,000	IDR	38,593,712
FR46, 9.50%, 7/15/23	3,200,000,000	IDR	415,078
FR48, 9.00%, 9/15/18	5,450,000,000	IDR	698,518
			70,441,336
Iraq 5.0%			
Government of Iraq,			
[g]144A, 5.80%, 1/15/28	41,800,000		38,490,903

Quarterly Statement of Investments See Notes to Statements of Investments

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

[h]Reg S, 5.80%, 1/15/28	1,675,000		1,542,399
			40,033,302
Lithuania 1.6%			
[g]Government of Lithuania, 144A,			
6.75%, 1/15/15	7,750,000		8,640,514
7.375%, 2/11/20	3,400,000		3,976,317
			12,616,831
Mexico 2.9%			
Government of Mexico,			
M, 9.00%, 6/20/13	517,500[i]	MXN	4,796,489
MI10, 9.00%, 12/20/12	463,000[i]	MXN	4,237,333
MI10, 8.00%, 12/19/13	1,555,100[i]	MXN	14,252,502
			23,286,324
Pakistan 1.6%			
[g]Government of Pakistan, 144A, 6.875%, 6/01/17	15,000,000		12,750,000
Panama 0.5%			
Government of Panama, 6.70%, 1/26/36	3,339,000		3,906,463
Peru 2.2%			
Government of Peru, 8.75%, 11/21/33	12,550,000		17,177,812
Russia 0.7%			
[h]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	4,610,450		5,433,461
Sri Lanka 2.6%			
Government of Sri Lanka,			
[g]144A, 7.40%, 1/22/15	3,500,000		3,832,500
A, 12.00%, 7/15/11	51,840,000	LKR	475,272
A, 6.90%, 8/01/12	6,600,000	LKR	59,786
A, 8.50%, 1/15/13	312,300,000	LKR	2,885,982
A, 13.50%, 2/01/13	303,200,000	LKR	3,011,232
A, 7.00%, 3/01/14	19,710,000	LKR	174,219
A, 11.25%, 7/15/14	354,200,000	LKR	3,476,270
A, 11.75%, 3/15/15	3,840,000	LKR	38,200
A, 6.50%, 7/15/15	48,010,000	LKR	402,486
A, 11.00%, 8/01/15	607,700,000	LKR	5,915,500
B, 6.60%, 6/01/14	25,600,000	LKR	222,811
			20,494,258
[j]**Supranational 1.4%**			
African Development Bank, senior note, 340, 25.50%, 6/24/11	8,200,000	GHS	5,487,569
Corporacion Andina De Fomento, 8.125%, 6/04/19	4,550,000		5,590,630
			11,078,199
Ukraine 7.0%			
[g]City of Kiev, 144A, 8.625%, 7/15/11	22,400,000		22,540,112
[g]Government of Ukraine, 144A,			
7.65%, 6/11/13	11,948,000		12,674,498
7.75%, 9/23/20	19,840,000		20,410,202
			55,624,812
Venezuela 0.5%			
Government of Venezuela, 10.75%, 9/19/13	3,800,000		3,755,065
Total Foreign Government and Agency Securities (Cost $398,182,513)			489,371,632
Quasi-Sovereign and Corporate Bonds 27.5%			
Brazil 0.6%			
[g]Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%, 7/30/19	4,150,000		4,710,250
India 0.5%			
[c,g]ICICI Bank Ltd., sub. bond, 144A, FRN, 6.375%, 4/30/22	4,100,000		4,109,984
Kazakhstan 7.2%			
[g]HSBK (Europe) BV, 144A, 7.25%, 5/03/17	26,035,000		26,985,553
[g]Kazakhstan Temir Zholy Finance BV, senior note, 144A, 6.375%, 10/06/20	6,090,000		6,485,210

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

[g]KazMunaiGaz Finance Sub BV, 144A, 9.125%, 7/02/18	19,200,000		23,868,864
			57,339,627
Peru 0.3%			
[g]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	3,587,735		2,842,064
Russia 5.8%			
[g]Alfa Bank (Alfa Bond), senior secured note, 144A, 7.75%, 4/28/21	7,900,000		8,127,125
[g]Alfa Bond Issuance, 144A, 7.875%, 9/25/17	6,550,000		6,934,813
[g]Alfa MTN Markets for ABH Financial Ltd., 144A, 8.20%, 6/25/12	1,575,000		1,662,806
[g]Gaz Capital SA, senior bond, 144A, 8.146%, 4/11/18	6,000,000		7,150,680
LUKOIL International Finance BV,			
[g]144A, 6.356%, 6/07/17	890,000		980,335
[g]144A, 6.656%, 6/07/22	4,540,000		4,863,702
[h]Reg S, 6.356%, 6/07/17	2,300,000		2,521,513
[h]Reg S, 6.656%, 6/07/22	3,970,000		4,255,403
[g]RSHB Capital SA, 144A, 9.00%, 6/11/14	4,880,000		5,619,466
[g]TNK-BP Finance SA, senior bond, 144A, 7.25%, 2/02/20	1,190,000		1,330,587
[g]VTB Capital SA, senior note, 144A, 6.25%, 6/30/35	2,400,000		2,546,664
			45,993,094
South Africa 1.9%			
[c,g]Edcon Holdings Pty. Ltd., senior secured bond, 144A, FRN, 6.673%, 6/15/15	6,550,000	EUR	8,139,394
[g]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	7,250,000		7,240,974
			15,380,368
Trinidad and Tobago 0.7%			
Petro Co. of Trinidad and Tobago Ltd., senior note,			
[g]144A, 9.75%, 8/14/19	4,500,000		5,474,250
[h]Reg S, 9.75%, 8/14/19	210,000		255,465
			5,729,715
Turkey 0.5%			
[g]Finansbank AS, senior note, 144A, 5.50%, 5/11/16	4,300,000		4,159,175
Ukraine 0.3%			
[g]Financing of Infrastructure Projects State Enterprise, 144A, 8.375%, 11/03/17	2,000,000		2,109,480
United Arab Emirates 1.6%			
[g]DP World Ltd., 144A, 6.85%, 7/02/37	13,500,000		13,159,192
United States 2.0%			
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	185,000,000	MXN	15,655,367
Venezuela 6.1%			
Petroleos de Venezuela SA,			
senior bond, zero cpn., 7/10/11	40,540,000		40,304,868
senior sub. bond, 4.90%, 10/28/14	11,800,000		8,711,881
			49,016,749
Total Quasi-Sovereign and Corporate Bonds (Cost $196,503,319)			220,205,065
Credit-Linked Notes 3.4%			
Ukraine 3.4%			
[g]ING Americas Issuance BV, (Export/Import Bank of Ukraine), 144A,			
5.50%, 8/25/15	22,236,300	UAH	2,543,640
10.85%, 11/26/12	199,700,000	UAH	25,019,241
Total Credit-Linked Notes (Cost $27,659,130)			27,562,881
Total Investments before Short Term Investments (Cost $622,344,962)			737,139,578
Short Term Investments 6.7%			
Foreign Government and Agency Securities 0.1%			
Sri Lanka 0.1%			
[k]Sri Lanka Treasury Bills, 7/08/11 - 2/17/12	85,290,000	LKR	749,022

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.
[c]The coupon rate shown represents the rate at period end.
[d]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[e]Principal amount is stated in 1,000 Brazilian Real Units.
[f]Redemption price at maturity is adjusted for inflation.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2011, the aggregate value of these securities was $313,789,084, representing 39.2% of net assets.
[h]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2011, the aggregate value of these securities was $19,958,975, representing 2.49% of net assets.
[i]Principal amount is stated in 100 Mexican Peso Units.
[j]A supranational organization is an entity formed by two or more central governments through international treaties.
[k]The security is traded on a discount basis with no stated coupon rate.
[l]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2011 (unaudited) (continued)

ABBREVIATIONS

Currency

BRL - Brazilian Real
DEM - Deutsche Mark
EUR - Euro
GHS - Ghanaian Cedi
IDR - Indonesian Rupiah
LKR - Sri Lankan Rupee
MXN - Mexican Peso
UAH - Ukraine Hryvnia
Selected Portfolio

FRN - Floating Rate Note
GDP - Gross Domestic Product
MTN - Medium Term Note

Counterparty
BZWS - Barclays Bank PLC
CITI - Citibank, Inc.
DBAB - Deutsche Bank AG
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase & Co.
UBSW - UBS AG

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of
1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial investments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the
Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the
Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.
Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral.
Unrestricted cash may be invested according to the Fund’s investment objectives.

4. INCOME TAXES

At May 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Foreign Government and Agency Securities*	$ -	$ 489,371,632	$ -	$ 489,371,632
Quasi-Sovereign and Corporate Bonds*	-	220,205,065	-	220,205,065
Credit-Linked Notes	-	27,562,881	-	27,562,881
Short Term Investments	53,252,160	749,022	-	54,001,182
Total Investments in Securities	$ 53,252,160	$ 737,888,600	$ -	$ 791,140,760
Forward Exchange Contracts	-	2,758,423	-	2,758,423
Liabilities:				
Swaps	-	269,253	-	269,253
Forward Exchange Contracts	-	6,032,930	-	6,032,930

*For detailed country descriptions, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

By /s/ MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date  July 27, 2011